UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Liberty Capital Management

Address:   401 South Old Woodward
           Suite 430
           Birmingham, MI 48009


Form 13F File Number: 28-03742


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Charles W. Brown
Title:  Vice President
Phone:  248.258.9290

Signature,  Place,  and  Date  of  Signing:

/s/ Charles W. Brown               Birmingham, MI                     1/25/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-03742
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              88

Form 13F Information Table Value Total:  $      108,559
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------ ----
ABBOTT LABS COM                 COM            002824100     2111    32225 SH       SOLE                32225      0    0
AFLAC INC COM                   COM            001055102     1607    30250 SH       SOLE                30250      0    0
ALLERGAN INC COM                COM            018490102     1288    14040 SH       SOLE                14040      0    0
ALTRIA GROUP INC                COM            02209s103     1144    36375 SH       SOLE                36375      0    0
AMAZON COM INC COM              COM            023135106     1545     6157 SH       SOLE                 6157      0    0
AMERICAN EXPRESS CO COM         COM            025816109      354     6150 SH       SOLE                 6150      0    0
AMERICAN TEL&TELEG CO COM       COM            00206r102      366    10860 SH       SOLE                10860      0    0
AMERICAN TOWER CORP COM         COM            03027x100      232     3005 SH       SOLE                 3005      0    0
APPLE COMPUTER INC COM          COM            037833100     2691     5056 SH       SOLE                 5056      0    0
AUTOMATIC DATA PROCESS COM      COM            053015103      385     6770 SH       SOLE                 6770      0    0
BAXTER INTL INC COM             COM            071813109     1292    19385 SH       SOLE                19385      0    0
BORG-WARNER AUTOMOTIVE COM      COM            099724106     2093    29230 SH       SOLE                29230      0    0
CATERPILLAR INC DEL COM         COM            149123951      333     3715 SH       SOLE                 3715      0    0
CELGENE CORP COM                COM            151025010     1773    22600 SH       SOLE                22600      0    0
CENTURYTEL INC                  COM            156700106     1142    29185 SH       SOLE                29185      0    0
CERNER CORP COM                 COM            156782104     1348    17392 SH       SOLE                17392      0    0
CHEVRON CORP                    COM            166764100     2498    23104 SH       SOLE                23104      0    0
CHUBB CORP COM                  COM            171232an1     1517    20140 SH       SOLE                20140      0    0
CHURCH & DWIGHT INC COM         COM            171340102     2718    50732 SH       SOLE                50732      0    0
CIMAREX ENERGY CO COM           COM            171798101      339     5865 SH       SOLE                 5865      0    0
COCA COLA CO COM                COM            191216100      273     7540 SH       SOLE                 7540      0    0
COGNIZANT TECH SOLUTNS CL A     COM            192446102     1261    17070 SH       SOLE                17070      0    0
COMERICA INC COM                COM            200340107      407    13410 SH       SOLE                13410      0    0
CONSTELLATION BRANDS CL A       COM            21036p108      349     9850 SH       SOLE                 9850      0    0
COSTCO WHSL CORP NEW COM        COM            22160k105     2327    23570 SH       SOLE                23570      0    0
CVS CORP COM                    COM            126650100     2498    51660 SH       SOLE                51660      0    0
DANAHER CORP DEL COM            COM            235851102     2855    51070 SH       SOLE                51070      0    0
DENTSPLY INTL INC NEW COM       COM            249030107      816    20590 SH       SOLE                20590      0    0
DIGITAL RLTY TR INC COM         COM            253868103     1157    17040 SH       SOLE                17040      0    0
ECOLAB INC COM                  COM            278865100     1965    27325 SH       SOLE                27325      0    0
EMERSON ELEC CO COM             COM            291011104      368     6950 SH       SOLE                 6950      0    0
ENERGY TRANSFER PRTNRS UNIT LT  COM            29273r109     1030    23995 SH       SOLE                23995      0    0
ENTERPRISE PRODS PARTN COM      COM            293792107      467     9320 SH       SOLE                 9320      0    0
ESTEE LAUDER CO CLASS A         COM            518439104     1018    17005 SH       SOLE                17005      0    0
EXPRESS SCRIPTS INC COM         COM            30219g108     1619    29986 SH       SOLE                29986      0    0
EXXON MOBIL CORP COM            COM            30231g102     1105    12771 SH       SOLE                12771      0    0
FISERV INC COM                  COM            337738108     1775    22460 SH       SOLE                22460      0    0
FRANKLIN RES INC COM            COM            354613101     1100     8748 SH       SOLE                 8748      0    0
GENERAL ELEC CO COM             COM            369604103      715    34063 SH       SOLE                34063      0    0
GOOGLE INC CL A                 COM            38259p508     2629     3716 SH       SOLE                 3716      0    0
HEALTH CARE REIT INC COM        COM            42217k106     1433    23380 SH       SOLE                23380      0    0
HEALTHCARE SVCS GP INC COM      COM            421906108      951    40920 SH       SOLE                40920      0    0
HOME DEPOT INC COM              COM            437076102      570     9210 SH       SOLE                 9210      0    0
ILLINOIS TOOL WKS INC COM       COM            452308109     2174    35745 SH       SOLE                35745      0    0
INTEL CORP COM                  COM            458140100      847    41070 SH       SOLE                41070      0    0
INTERNATIONAL BUS MACH COM      COM            459200101     3057    15961 SH       SOLE                15961      0    0
INTUIT COM                      COM            461202103     2771    46595 SH       SOLE                46595      0    0
ISHARES TR FTSE XNHUA IDX CH IN COM            464287184      741    18318 SH       SOLE                18318      0    0
ISHARES TR MSCI EAFE IDX EU, A  COM            464287465      304     5345 SH       SOLE                 5345      0    0
ISHARES TR MSCI EMERG MKT       COM            464287234      696    15696 SH       SOLE                15696      0    0
ISHARES TR RUSSELL MCP GR       COM            464287234      518     8242 SH       SOLE                 8242      0    0
ISHARES TR RUSSELL1000 GRW      COM            464287614      369     5641 SH       SOLE                 5641      0    0
ISHARES TR S&P LATIN AM 40      COM            464287390      897    20450 SH       SOLE                20450      0    0
ISHARES TR S&P SMLCP GROW       COM            464287887      256     3045 SH       SOLE                 3045      0    0
JOHNSON & JOHNSON COM           COM            478160104      737    10511 SH       SOLE                10511      0    0
JOHNSON CTLS INC COM            COM            478366107      215     7000 SH       SOLE                 7000      0    0
KINDER MORGAN ENERGY UT LTD PA  COM            494550106     1824    22855 SH       SOLE                22855      0    0
LOWES COS INC COM               COM            548661107      833    23445 SH       SOLE                23445      0    0
MASTERCARD INC CL A             COM            57636q104      425      865 SH       SOLE                  865      0    0
MBT FINANCIAL CORP              COM            578877102      193    81362 SH       SOLE                81362      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------ ----
MCDONALDS CORP COM              COM            580135101     1418    16070 SH       SOLE                16070      0    0
MCKESSON HBOC INC COM           COM            58155q103     1137    11730 SH       SOLE                11730      0    0
MICROSOFT CORP COM              COM            594918104      727    27208 SH       SOLE                27208      0    0
MORGAN J P CHASE CO INC COM     COM            46625h100      531    12088 SH       SOLE                12088      0    0
PEPSICO INC COM                 COM            713448108     2161    31585 SH       SOLE                31585      0    0
PERRIGO CO COM                  COM            714290103     1207    11600 SH       SOLE                11600      0    0
PHILIP MORRIS INTL INC COM      COM            718172109      826     9875 SH       SOLE                 9875      0    0
PROCTER & GAMBLE CO COM         COM            742718109      996    14665 SH       SOLE                14665      0    0
QUALCOMM INC COM                COM            747525103     2305    37265 SH       SOLE                37265      0    0
SCHLUMBERGER LTD COM            COM            806857108     2079    29995 SH       SOLE                29995      0    0
STERICYCLE INC COM              COM            858912108     1239    13285 SH       SOLE                13285      0    0
STRYKER CORP COM                COM            863667101     1241    22641 SH       SOLE                22641      0    0
SYSCO CORP COM                  COM            871829107      523    16521 SH       SOLE                16521      0    0
T ROWE PRICE GROUP INC          COM            74144t108     1864    28630 SH       SOLE                28630      0    0
TEREX CORP NEW COM              COM            880779103     2695    95877 SH       SOLE                95877      0    0
TEVA PHARMACEUTCL INDS ADR      COM            881624209      264     7065 SH       SOLE                 7065      0    0
TRACTOR SUPPLY CO COM           COM            892356106     1613    18250 SH       SOLE                18250      0    0
TUPPERWARE CORP COM             COM            899896104     1635    25500 SH       SOLE                25500      0    0
UNITED PARCEL SERVICE CL B      COM            911312106      646     8764 SH       SOLE                 8764      0    0
UNITED TECHNOLOGIES CP COM      COM            913017109     2304    28099 SH       SOLE                28099      0    0
US BANCORP DEL COM NEW          COM            902973304     1506    47165 SH       SOLE                47165      0    0
VERIZON COMMUNICATIONS COM      COM            92343v104      949    21936 SH       SOLE                21936      0    0
VISA INC COM CL A               COM            92826c839     2631    17355 SH       SOLE                17355      0    0
VMWARE INC CL A COM             COM            928563402     1530    16250 SH       SOLE                16250      0    0
WAL MART STORES INC COM         COM            931142103      238     3482 SH       SOLE                 3482      0    0
WALGREEN                        COM            931422109      646    17450 SH       SOLE                17450      0    0
WELLS FARGO & CO NEW COM        COM            949746101      933    27300 SH       SOLE                27300      0    0
WHOLE FOODS MKT INC COM         COM            966837106      394     4325 SH       SOLE                 4325      0    0